UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) December 31, 2016

Shares		Cost	Value
Common Stocks - 97.2%
Consumer Discretionary
	Apparel Retail - 1.7%
138,955	Burlington Stores, Inc.*	$10,696,157	$11,776,436
	Apparel, Accessories & Luxury Goods - 2.0%
40,446	Columbia Sportswear Co.	2,273,590	2,358,002
176,885	Lululemon Athletica, Inc.*	10,261,810	11,495,756
	Automotive Retail - 0.9%
23,141	O’Reilly Automotive, Inc.*	6,407,036	6,442,686
	Cable & Satellite - 1.8%
43,065	Charter Communications, Inc., Class A*	10,062,801	12,399,275
	Department Stores - 1.3%
1,095,782	J.C. Penney Co., Inc.*,1	9,920,498	9,105,948
	Footwear - 0.9%
129,480	NIKE, Inc., Class B	6,669,826	6,581,468
	General Merchandise Stores - 1.0%
233,275	Ollie’s Bargain Outlet Holdings, Inc.*	7,093,066	6,636,674
	Household Appliances - 1.6%
61,280	Whirlpool Corp.	10,462,217	11,138,866
	Internet & Direct Marketing Retail - 5.7%
19,273	Amazon.com, Inc.*	8,122,759	14,452,245
115,897	Netflix, Inc.*	12,365,391	14,348,049
7,785	The Priceline Group, Inc.*	11,070,083	11,413,277
	Movies & Entertainment - 3.0%
394,615	Live Nation Entertainment, Inc.*	10,056,140	10,496,759
104,255	The Walt Disney Co.	10,616,521	10,865,456
	Specialty Stores - 3.0%
200,090	Dick’s Sporting Goods, Inc.	9,100,479	10,624,779
41,680	Ulta Salon Cosmetics & Fragrance, Inc.*	10,395,630	10,625,899

Total Consumer Discretionary		145,574,004	160,761,575
	This sector is 10.4% above your Fund’s cost.
Consumer Staples
	Hypermarkets & Super Centers - 1.5%
67,130	Costco Wholesale Corp.	10,730,372	10,748,184
	Packaged Foods & Meats - 1.7%
17,060	Calavo Growers, Inc.[1]	855,811	1,047,484
203,435	Pinnacle Foods, Inc.	9,211,911	10,873,601

Total Consumer Staples		20,798,094	22,669,269
	This sector is 9.0% above your Fund’s cost.

Shares		Cost	Value
Energy
	Oil & Gas Drilling - 1.8%
756,855	Nabors Industries, Ltd.	$10,855,049	$12,412,422
	Oil & Gas Exploration & Production - 4.0%
405,755	Callon Petroleum Co.*	6,024,318	6,236,454
1,734,355	Chesapeake Energy Corp.*,1	7,533,912	12,175,172
288,020	Parsley Energy, Inc., Class A*	9,581,604	10,149,825

Total Energy		33,994,883	40,973,873
33,994,883
	This sector is 20.5% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.8%
108,725	CME Group, Inc.	10,215,168	12,541,429
	Property & Casualty Insurance - 1.8%
168,475	The Allstate Corp.	9,934,137	12,487,367
	Thrifts & Mortgage Finance - 1.3%
519,475	Radian Group, Inc.	9,291,206	9,340,160

Total Financials		29,440,511	34,368,956
	This sector is 16.7% above your Fund’s cost.
Health Care
	Biotechnology - 3.2%
97,700	Celgene Corp.*	10,228,897	11,308,775
63,970	Shire PLC, ADR	10,773,968	10,899,209
	Health Care Facilities - 2.0%
206,260	VCA, Inc.*	10,511,440	14,159,749
	Health Care Technology - 0.8%
55,060	athenahealth, Inc.*	5,822,417	5,790,660
	Life Sciences Tools & Services - 2.6%
223,835	Medpace Holdings, Inc.*	6,140,753	8,073,728
74,950	Thermo Fisher Scientific, Inc.	9,754,872	10,575,445
	Managed Health Care - 3.0%
79,890	Cigna Corp.	10,582,868	10,656,527
64,265	UnitedHealth Group, Inc.	10,346,260	10,284,971
	Pharmaceuticals - 2.2%
93,015	Eli Lilly & Co.	6,528,602	6,841,253
165,785	Prestige Brands Holdings, Inc.*	8,333,578	8,637,398

Total Health Care		89,023,655	97,227,715
	This sector is 9.2% above your Fund’s cost.
Industrials
	Airlines - 1.5%
229,105	American Airlines Group, Inc.	11,048,224	10,696,912
	Building Products - 0.6%
80,415	Apogee Enterprises, Inc.	3,902,840	4,307,027

1

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Construction & Engineering - 1.8%
155,105	Dycom Industries, Inc.*,1	$12,158,446	$12,453,380
	Trading Companies & Distributors - 2.1%
412,480	BMC Stock Holdings, Inc.*	7,252,630	8,043,360
224,050	GMS, Inc.*	4,926,353	6,560,184

Total Industrials		39,288,493	42,060,863
	This sector is 7.1% above your Fund’s cost.
Information Technology
	Application Software - 2.1%
346,485	Atlassian Corp. PLC, Class A*	9,024,423	8,343,359
230,400	Blackline, Inc.*	5,634,152	6,365,952
	Communications Equipment - 3.9%
62,699	Arista Networks, Inc.*	5,848,006	6,067,382
588,921	Ciena Corp.*	11,316,473	14,375,562
814,550	Oclaro, Inc.*	7,096,411	7,290,223
	Data Processing & Outsourced Services - 4.9%
273,930	Black Knight Financial Services, Inc., Class A*,1	7,101,249	10,354,554
139,960	Global Payments, Inc.	10,039,962	9,714,624
183,705	Visa, Inc., Class A	13,439,444	14,332,664
	Home Entertainment Software - 3.3%
336,640	Activision Blizzard, Inc.	11,884,970	12,156,070
137,180	Electronic Arts, Inc.*	9,911,794	10,804,297
	Internet Software & Services - 7.7%
23,059	Alphabet, Inc., Class A*	16,489,979	18,273,105
128,454	Facebook, Inc., Class A*	8,640,531	14,778,633
97,490	LogMeln, Inc.[1]	10,498,126	9,412,660
402,510	Match Group, Inc.*,1	7,054,303	6,882,921
184,295	The Trade Desk, Inc., Class A*,1	4,093,637	5,099,443
	Semiconductors - 12.0%
1,072,595	Advanced Micro Devices, Inc.*	6,437,602	12,163,227
69,190	Broadcom, Ltd.	5,733,996	12,230,716
173,472	Cirrus Logic, Inc.*	6,199,140	9,808,107
575,975	Micron Technology, Inc.*	10,165,051	12,625,372
188,215	Microsemi Corp.*	10,487,137	10,157,964
74,605	NVIDIA Corp.	6,574,603	7,963,338
183,145	Qorvo, Inc.*	10,347,927	9,657,236
144,935	Silicon Motion Technology Corp., ADR	7,405,367	6,156,839
209,215	Tower Semiconductor, Ltd.*	3,349,078	3,981,361
	Systems Software - 1.0%
91,815	ServiceNow, Inc.*	7,306,472	6,825,527
	Technology Hardware, Storage & Peripherals - 1.5%
88,943	Apple, Inc.	10,457,158	10,301,378

Total Information Technology		222,536,991	256,122,514
	This sector is 15.1% above your Fund’s cost.

Shares		Cost	Value
Materials
	Construction Materials - 1.4%
77,165	Vulcan Materials Co.	$9,661,037	$9,657,200
	Specialty Chemicals - 1.4%
119,065	Albemarle Corp.	10,828,703	10,249,115

Total Materials		20,489,740	19,906,315
	This sector is 2.8% below your Fund’s cost.
Real Estate
	Specialized REITs - 1.4%
93,365	American Tower Corp.	9,153,878	9,866,813
	This sector is 7.8% above your Fund’s cost.
Total Common Stocks		610,300,249	683,957,893

		Principal Amount
Short-Term Investments - 7.9%
Repurchase Agreements - 5.4%[2]
$8,920,964	Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $8,921,479 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $9,099,383)	8,920,964	8,920,964
1,877,367	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $1,877,471 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $1,914,915)	1,877,367	1,877,367
8,920,964	Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $8,921,460 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $9,099,384)	8,920,964	8,920,964
8,920,964	RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.520% total to be received $8,921,479 (collateralized by various U.S. Government Agency Obligations, 0.875% - 7.000%, 02/13/17 - 01/01/47, totaling $9,099,383)	8,920,964	8,920,964

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

		Principal Amount	Value
$8,920,964	State of Wisconsin Investment Board, dated 12/30/16, due 01/03/17, 0.650% total to be received $8,921,608 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/18 - 02/15/46, totaling $9,147,637)	$8,920,964	$8,920,964

Total Repurchase Agreements		37,561,223	37,561,223

Shares		Cost	Value
Other Investment Companies - 2.5%[3]
17,629,384	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	$17,629,384	$17,629,384

Total Short-Term Investments		55,190,607	55,190,607
Total Investments - 105.1%		$665,490,856	739,148,500

Other Assets, less Liabilities - (5.1)%			(35,668,658)
Total Net Assets - 100.0%			$703,479,842

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) December 31, 2016

Shares		Cost	Value
Common Stocks - 96.5%
Consumer Discretionary
	Advertising - 1.4%
90,800	The Interpublic Group of Cos., Inc.	$2,151,445	$2,125,628
	Apparel, Accessories & Luxury Goods - 3.2%
28,550	Coach, Inc.	1,075,527	999,821
59,470	Lululemon Athletica, Inc.*	3,455,758	3,864,955
	Automotive Retail - 1.9%
10,170	O’Reilly Automotive, Inc.*	2,809,577	2,831,430
	Cable & Satellite - 2.8%
14,657	Charter Communications, Inc., Class A*	3,422,467	4,220,043
	Footwear - 1.3%
39,790	NIKE, Inc., Class B	2,054,774	2,022,526
	Homebuilding - 2.4%
133,495	D.R. Horton, Inc.	3,678,054	3,648,418
	Household Appliances - 1.9%
16,200	Whirlpool Corp.	2,763,039	2,944,674
	Internet & Direct Marketing Retail - 7.2%
5,378	Amazon.com, Inc.*	2,330,337	4,032,801
31,660	Netflix, Inc.*	3,441,531	3,919,508
2,025	The Priceline Group, Inc.*	2,881,505	2,968,772
	Movies & Entertainment - 3.8%
113,800	Live Nation Entertainment, Inc.*	2,856,379	3,027,080
27,200	The Walt Disney Co.	2,765,846	2,834,784
	Specialty Stores - 2.2%
13,409	Ulta Salon Cosmetics & Fragrance, Inc.*	3,365,693	3,418,490

Total Consumer Discretionary		39,051,932	42,858,930
	This sector is 9.7% above your Fund’s cost.
Consumer Staples
	Hypermarkets & Super Centers - 1.8%
17,515	Costco Wholesale Corp.	2,800,201	2,804,327
	This sector is 0.1% above your Fund’s cost.
Energy
	Oil & Gas Exploration & Production - 2.0%
87,000	Parsley Energy, Inc., Class A*	2,905,960	3,065,880
	This sector is 5.5% above your Fund’s cost.
Financials
	Consumer Finance - 2.6%
107,070	Synchrony Financial	3,231,262	3,883,429
	Financial Exchanges & Data - 2.3%
30,125	CME Group, Inc.	2,830,126	3,474,919

Shares		Cost	Value
	Insurance Brokers - 2.4%
54,465	Marsh & McLennan Cos., Inc.	$1,764,208	$3,681,289
	Property & Casualty Insurance - 2.5%
51,980	The Allstate Corp.	3,059,705	3,852,758

Total Financials		10,885,301	14,892,395
	This sector is 36.8% above your Fund’s cost.
Health Care
	Biotechnology - 3.9%
26,800	Celgene Corp.*	2,805,880	3,102,100
16,800	Shire PLC, ADR	2,829,493	2,862,384
	Life Sciences Tools & Services - 1.9%
20,500	Thermo Fisher Scientific, Inc.	2,685,695	2,892,550
	Managed Health Care - 3.6%
21,700	Cigna Corp.	2,874,556	2,894,563
16,900	UnitedHealth Group, Inc.	2,720,794	2,704,676
	Pharmaceuticals - 1.3%
26,500	Eli Lilly & Co.	1,860,001	1,949,075

Total Health Care		15,776,419	16,405,348
	This sector is 4.0% above your Fund’s cost.
Industrials
	Airlines - 1.8%
58,500	American Airlines Group, Inc.	2,809,826	2,731,365
	Environmental & Facilities Services - 2.0%
40,000	Waste Connections, Inc.	2,928,012	3,143,600

Total Industrials		5,737,838	5,874,965
	This sector is 2.4% above your Fund’s cost.
Information Technology
	Communications Equipment - 1.6%
24,250	Arista Networks, Inc.*	2,265,468	2,346,673
	Data Processing & Outsourced Services - 6.7%
37,520	Global Payments, Inc.	2,696,027	2,604,263
63,500	Vantiv, Inc., Class A*	2,927,454	3,785,870
49,250	Visa, Inc., Class A	3,562,798	3,842,485
	Home Entertainment Software - 3.7%
80,220	Activision Blizzard, Inc.	2,805,129	2,896,744
34,930	Electronic Arts, Inc.*	2,461,381	2,751,087
	Internet Software & Services - 5.6%
4,807	Alphabet, Inc., Class A*	3,308,126	3,809,307
41,650	Facebook, Inc., Class A*	3,394,745	4,791,833
	Semiconductors - 13.3%
355,330	Advanced Micro Devices, Inc.*	2,143,204	4,029,442
20,865	Broadcom, Ltd.	1,716,293	3,688,306
139,070	Micron Technology, Inc.*	2,437,003	3,048,414
50,800	Microsemi Corp.*	2,822,700	2,741,676

4

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Semiconductors - 13.3% (continued)
38,800	NVIDIA Corp.	$2,351,176	$4,141,512
51,300	Qorvo, Inc.*	2,876,563	2,705,049
	Systems Software - 1.3%
26,100	ServiceNow, Inc.*	2,067,484	1,940,274
	Technology Hardware, Storage & Peripherals - 2.6%
34,600	Apple, Inc.	4,055,764	4,007,372

Total Information Technology		43,891,315	53,130,307
	This sector is 21.0% above your Fund’s cost.
Materials
	Construction Materials - 1.8%
22,295	Vulcan Materials Co.	2,800,343	2,790,219
	Specialty Chemicals - 1.8%
30,695	Albemarle Corp.	2,790,726	2,642,226

Total Materials		5,591,069	5,432,445
	This sector is 2.8% below your Fund’s cost.
Real Estate
	Specialized REITs - 1.9%
27,840	American Tower Corp.	2,629,464	2,942,131
	This sector is 11.9% above your Fund’s cost.
Total Common Stocks		129,269,499	147,406,728

Shares		Cost	Value
Other Investment Companies - 3.2%[3]
4,916,404	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	$4,916,404	$4,916,404

Total Investments - 99.7%		$134,185,903	152,323,132

Other Assets, less Liabilities - 0.3%			447,031
Total Net Assets - 100.0%			$152,770,163

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$666,436,408	$80,267,542	$(7,555,450)	$72,712,092
AMG Managers Brandywine Blue Fund	134,596,994	18,662,651	(936,513)	17,726,138

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$36,007,841	5.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level

Notes to Schedules of Portfolio Investments (continued)

hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of December 31, 2016, the investments in AMG Managers Brandywine Blue Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Fund’s investment by the above fair value hierarchy levels as of December 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$683,957,893	—	—	$683,957,893
Short-Term Investments
Repurchase Agreements	—	$37,561,223	—	37,561,223
Other Investment Companies	17,629,384	—	—	17,629,384

Total Investments in Securities	$701,587,277	$37,561,223	—	$739,148,500

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of December 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) December 31, 2016

Shares		Cost	Value
Common Stocks - 95.3%
Consumer Discretionary
	Advertising - 1.4%
79,200	The Interpublic Group of Cos., Inc.	$1,876,512	$1,854,072
	Apparel Retail - 2.5%
39,600	Burlington Stores, Inc.*	3,020,244	3,356,100
	Apparel, Accessories & Luxury Goods - 4.3%
24,450	Coach, Inc.	921,073	856,239
39,650	Columbia Sportswear Co.	2,266,475	2,311,595
39,720	Lululemon Athletica, Inc.*	2,305,484	2,581,403
	Automotive Retail - 1.8%
8,530	O’Reilly Automotive, Inc.*	2,356,889	2,374,837
	Cable & Satellite - 2.4%
11,216	Charter Communications, Inc., Class A*	2,633,673	3,229,311
	Department Stores - 1.7%
269,700	J.C. Penney Co., Inc.*,1	2,464,748	2,241,207
	Homebuilding - 2.3%
113,425	D.R. Horton, Inc.	3,140,760	3,099,905
	Household Appliances - 1.9%
14,200	Whirlpool Corp.	2,413,361	2,581,134
	Movies & Entertainment - 4.3%
125,290	Live Nation Entertainment, Inc.*	3,185,919	3,332,714
116,400	Regal Entertainment Group, Class A	2,478,144	2,397,840
	Specialty Stores - 3.7%
45,950	Dick’s Sporting Goods, Inc.	2,230,545	2,439,945
9,551	Ulta Salon Cosmetics & Fragrance, Inc.*	2,375,389	2,434,932

Total Consumer Discretionary		33,669,216	35,091,234
	This sector is 4.2% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 1.9%
48,075	Pinnacle Foods, Inc.	2,127,981	2,569,609
	This sector is 20.8% above your Fund’s cost.
Energy
	Oil & Gas Drilling - 2.1%
168,030	Nabors Industries, Ltd.	2,405,939	2,755,692
	Oil & Gas Exploration & Production - 6.4%
182,500	Callon Petroleum Co.*	2,671,188	2,805,025
461,825	Chesapeake Energy Corp.*,1	2,067,698	3,242,011
73,200	Parsley Energy, Inc., Class A*	2,458,181	2,579,568

Total Energy		9,603,006	11,382,296
	This sector is 18.5% above your Fund’s cost.

Shares		Cost	Value
Financials
	Consumer Finance - 2.6%
96,630	Synchrony Financial	$2,929,340	$3,504,770
	Thrifts & Mortgage Finance - 1.8%
133,945	Radian Group, Inc.	2,396,779	2,408,331

Total Financials		5,326,119	5,913,101
	This sector is 11.0% above your Fund’s cost.
Health Care
	Health Care Equipment - 1.5%
28,015	Nevro Corp.*,1	2,381,855	2,035,570
	Health Care Facilities - 3.0%
58,800	VCA, Inc.*	2,966,197	4,036,620
	Health Care Technology - 1.2%
14,635	athenahealth, Inc.*	1,546,696	1,539,163
	Life Sciences Tools & Services - 2.0%
18,700	Thermo Fisher Scientific, Inc.	2,472,443	2,638,570
	Pharmaceuticals - 1.8%
47,300	Prestige Brands Holdings, Inc.*	2,346,774	2,464,330

Total Health Care		11,713,965	12,714,253
	This sector is 8.5% above your Fund’s cost.
Industrials
	Airlines - 1.8%
51,200	American Airlines Group, Inc.	2,436,912	2,390,528
	Construction & Engineering - 2.6%
43,510	Dycom Industries, Inc.*,1	3,470,493	3,493,418
	Environmental & Facilities Services - 2.5%
42,600	Waste Connections, Inc.	2,790,300	3,347,934
	Trucking - 1.7%
66,800	Knight Transportation, Inc.	2,363,600	2,207,740

Total Industrials		11,061,305	11,439,620
	This sector is 3.4% above your Fund’s cost.
Information Technology
	Communications Equipment - 3.6%
19,035	Arista Networks, Inc.*	1,777,872	1,842,017
121,887	Ciena Corp.*	2,341,641	2,975,262
	Data Processing & Outsourced Services - 7.3%
99,895	Black Knight Financial Services, Inc., Class A*,1	2,631,732	3,776,031
31,800	Global Payments, Inc.	2,274,999	2,207,238
63,700	Vantiv, Inc., Class A*	2,940,606	3,797,794
	Electronic Components - 1.7%
40,370	Universal Display Corp.*	2,402,621	2,272,831
	Home Entertainment Software - 3.6%
66,500	Activision Blizzard, Inc.	2,556,200	2,401,315

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Home Entertainment Software - 3.6% (continued)
30,200	Electronic Arts, Inc.*	$2,239,833	$2,378,552
	Internet Software & Services - 1.8%
25,000	LogMeln, Inc.[1]	2,531,788	2,413,750
	Semiconductors - 10.4%
319,060	Advanced Micro Devices, Inc.*	1,661,473	3,618,140
17,815	Broadcom, Ltd.	1,561,634	3,149,158
105,370	Micron Technology, Inc.*	1,826,217	2,309,710
45,000	Microsemi Corp.*	2,502,542	2,428,650
44,600	Qorvo, Inc.*	2,554,676	2,351,758
	Systems Software - 4.1%
53,400	Proofpoint, Inc.*	3,803,810	3,772,710
21,600	ServiceNow, Inc.*	1,712,440	1,605,744

Total Information Technology		37,320,084	43,300,660
	This sector is 16.0% above your Fund’s cost.
Materials
	Construction Materials - 1.8%
19,565	Vulcan Materials Co.	2,457,099	2,448,560
	Specialty Chemicals - 1.8%
26,900	Albemarle Corp.	2,444,698	2,315,552
Total Materials		4,901,797	4,764,112
	This sector is 2.8% below your Fund’s cost.
Total Common Stocks		115,723,473	127,174,885

		Principal Amount
Short-Term Investments - 12.1%
Repurchase Agreements - 8.0%[2]
$2,542,012	Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.530% total to be received $2,542,162 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 12/01/17 - 01/01/47, totaling $2,592,852)	2,542,012	2,542,012
2,542,012	Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $2,542,159 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $2,592,852)	2,542,012	2,542,012

		Principal Amount	Value
$535,008	Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $535,038 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $545,708)	$535,008	$535,008
2,542,012	Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $2,542,153 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $2,592,852)	2,542,012	2,542,012
2,542,012	RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.520% total to be received $2,542,159 (collateralized by various U.S. Government Agency Obligations, 0.875% - 7.000%, 02/13/17 - 01/01/47, totaling $2,592,852)	2,542,012	2,542,012

Total Repurchase Agreements		10,703,056	10,703,056

Shares		Cost
Other Investment Companies - 4.1%[3]
5,501,877	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	5,501,877	5,501,877

Total Short-Term Investments		16,204,933	16,204,933
Total Investments - 107.4%		$131,928,406	143,379,818

Other Assets, less Liabilities - (7.4)%			(9,862,808)
Total Net Assets - 100.0%			$133,517,010

2

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $132,293,626 for federal income tax purposes at December 31, 2016, the aggregate gross unrealized appreciation and depreciation were $13,096,991 and $2,010,799, respectively, resulting in net unrealized appreciation of investments of $11,086,192.

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Advisors Mid Cap Growth Fund	$10,326,418	7.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$127,174,885	—	—	$127,174,885
Short-Term Investments
Repurchase Agreements	—	$10,703,056	—	10,703,056
Other Investment Companies	5,501,877	—	—	5,501,877

Total Investments in Securities	$132,676,762	$10,703,056	—	$143,379,818

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of December 31, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 2/3/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 2/3/2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: 2/3/2017